Derivative Instruments (Cumulative Basis Adjustments For Fair Value Hedges) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities [Member]
Derivatives, Fair Value [Line Items]
Amortized cost of the hedged assets	$ 587	$ 764
Cumulative fair value hedging adjustment included in the amortized cost of the hedged assets	44	211
Long-term Debt [Member]
Derivatives, Fair Value [Line Items]
Amortized cost of the hedged liabilities	(698)	(854)
Cumulative fair value hedging adjustment included in the amortized cost of the hedged liabilities	177	21
Discontinued Hedges [Member] | Long-term Debt [Member]
Derivatives, Fair Value [Line Items]
Cumulative fair value hedging adjustment included in the amortized cost of the hedged liabilities	$ (341)	$ (356)